Standpoint Multi-Asset Fund
Consolidated Schedule of Investments
July 31, 2024 (Unaudited)
Exchange-Traded Funds — 46.93% Shares Fair Value
iShares Core MSCI International Developed Markets ETF 613,200 $ 41,532,036
iShares Core MSCI Total International Stock ETF 587,100 40,621,449
iShares Core S&P 500 ETF 143,800 79,567,416
Schwab US Large-Cap ETF 1,210,300 78,863,148
SPDR Portfolio S&P 500 ETF 1,230,800 79,657,376
Vanguard FTSE All-World ex-US ETF 676,200 40,659,906
Vanguard S&P 500 ETF 157,200 79,532,196
Vanguard Total International Stock ETF 654,800 40,519,024
Total Exchange-Traded Funds
    (Cost $381,860,532) 480,952,551
U.S. Government & Agencies — 29.98%
(a)(b)
Principal
Amount Fair Value
United States Treasury Bill, 5.26%, 8/6/2024 $ 75,000,000 74,945,250
United States Treasury Bill, 5.30%, 9/24/2024 85,000,000 84,330,625
United States Treasury Bill, 5.21%, 10/24/2024 100,000,000 98,800,667
United States Treasury Bill, 5.18%, 11/19/2024 50,000,000 49,220,299
Total U.S. Government & Agencies
    (Cost $307,304,795) 307,296,841
Total Investments — 76.91%
    (Cost $689,165,327) 788,249,392
Other Assets in Excess of Liabilities — 23.09%
(c)
236,699,654
Net Assets — 100.00% $ 1,024,949,046
(a) The rate shown represents effective yield at time of purchase.
(b) Non-income producing security.
(c) Includes cash held as margin for futures contracts.
ETF - Exchange-Traded Fund.
SPDR - Standard & Poor's Depositary Receipt.

Standpoint Multi-Asset Fund
Consolidated Schedule of Futures Contracts
July 31, 2024 (Unaudited)
Contracts Expiration Date Notional Value
Value and
Unrealized
Appreciation
(Depreciation)
LONG CONTRACTS
ASX SPI 200 Index Future 111 September 2024 $ 14,627,133 $ 568,210
British Pound Future 572 September 2024 45,978,075 (352,813)
Coffee 'C' Future
(a)
183 September 2024 15,728,850 (959,100)
E-Mini S&P 500 Future 884 September 2024 245,663,601 264,148
Euro STOXX 50 Future 987 September 2024 52,347,872 (489,646)
Euro-BTP Italian Government Bond
Future
110
September 2024 14,169,572 297,032
FTSE 100 Index Future 212 September 2024 22,773,943 370,644
Gold Future
(a)
417 December 2024 103,124,100 1,195,880
Live Cattle Future
(a)
169 November 2024 12,619,230 89,910
London Robusta Coffee
(a)
86 September 2024 3,664,460 (11,230)
MSCI EAFE Index Future 121 September 2024 14,457,685 229,685
Nikkei 225 Future Contract 40 September 2024 10,475,790 2,049
S&P TSX 60 Index Future 88 September 2024 17,657,614 772,633
SGX MSCI Singapore Index Future 97 August 2024 2,282,639 25,356
Tokyo Price Index Future 219 September 2024 40,892,632 (198,917)
$ 1,803,841
SHORT CONTRACTS
Canada Canola Future
(a)
(74) November 2024 $ (668,732) $ 1,599
Canadian Dollar Future (666) September 2024 (48,344,940) (99,190)
CBOE Volatility Index (VIX) Future (130) August 2024 (2,079,922) (239,442)
Chicago SRW Wheat Future
(a)
(349) September 2024 (9,200,513) 857,124
Corn Future
(a)
(1,272) December 2024 (25,424,100) 3,350,675
Cotton No.2 Future
(a)
(184) December 2024 (6,347,080) 620,630
Crude Soybean Oil Future
(a)
(536) December 2024 (13,610,112) 347,496
Euro Bund Future (288) September 2024 (41,704,646) (1,091,650)
Euro-BOBL German Government Bond
Future
(1,020)
September 2024 (129,78 9,063) (1,869,857)
Euro-BUXL 30 Year Bond Future (58) September 2024 (8,462,285) (368,772)
Euro-OAT Future (146) September 2024 (19,899,318) (346,121)
Hard Red Winter Wheat Future
(a)
(195) September 2024 (5,352,750) 150,088
Japanese Yen Future (803) September 2024 (67,170,950) (2,432,340)
Lean Hog Future
(a)
(91) October 2024 (2,763,670) (192,550)
Natural Gas Future
(a)
(1,030) August 2024 (20,970,800) 878,540
Soybean Future
(a)
(621) November 2024 (31,748,625) 3,858,900
Soybean Meal Future
(a)
(460) December 2024 (14,522,200) 24,600
Sugar No. 11 Future
(a)
(592) October 2024 (12,557,978) (18,615)
Swiss Franc Future (230) September 2024 (32,868,438) (390,907)
White Sugar (ICE) Future
(a)
(54) September 2024 (1,444,500) 94,515
$ 3,134,723
(a) Holding of the Standpoint Multi-Asset (Cayman) Fund, Ltd.